Note 2 - Convertible Notes Payable - 10Q	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 2 – Convertible Notes Payable

On September 9, 2023, the Company's Board authorized an offering of up to $2.0 million in unsecured, non-interest bearing convertible promissory notes (the “Notes”) and accompanying warrants (the “Bridge Financing Warrants”) (collectively, the “Bridge Offering”) that mature on December 31, 2025. The Notes provided that, on the closing date of the IPO, the outstanding principal would be automatically converted into common stock at the conversion price of $40.00. Each dollar in principal amount of Notes purchased were accompanied by a five-year Bridge Financing Warrant to purchase approximately 0.0125 shares of Common stock with an exercise price of $20.00 per share. The Company records the Bridge Financing Warrants as a discount to the Notes.

The Bridge Financing Warrants can be exercised from the date of Notes issuance through the five-year anniversary of the issuance of the Notes. The Note holders are not permitted to convert their Notes when the holders or any of their affiliates would beneficially own in excess of 4.99% of the Company’s common stock after such conversion.

The Company received proceeds of $2.0 million of Notes from the Bridge Offering. The Company’s effective interest rate for the Notes was 15.3% due to the amortization of the discount stemming from the issuance of the Bridge Financing Warrants. On January 26, 2024, the Company consummated its initial public offering (“IPO”). In connection with the closing of the IPO, a portion of the Notes were converted into 16,750 shares of common stock. Upon the closing of the IPO, certain Notes that were to be automatically converted according to their terms into common stock were not converted due to restrictions on the holders of the Notes or any of their affiliates beneficially owning in excess of 4.99% of the Company's common stock after such conversion. The remaining portion of the Notes was converted into 33,250 shares of common stock on March 28, 2025.

Warrants - Convertible Promissory Notes

During September to December 2023, the Company issued the Notes with the detachable Bridge Financing Warrants. The Company utilized a Monte Carlo simulation model to determine the fair value of each Bridge Offering Warrant. The key inputs to the Monte Carlo simulation used to determine the fair value of each warrant include, the Company’s stock price fair value which was determined through a back solve calculation such that the stock price results in the average total value of the Notes and the Bridge Offering Warrants being equal to the cash proceeds received, volatility based on a selection of publicly held peer companies of 101.88%, expected term of 5 years, risk free rate of 4.40%, discount rate of 20.00% and a discount for lack of marketability of 15.77%.

During the three months ended June 30, 2025 and 2024, the Company recorded $0 and less than $0.1 million, respectively, in interest expense related to the amortization of the debt discount.

The following table presents a summary of activity for the warrants issued in connection with the Company’s Notes:

		Weighted- Average
		Exercise Price
	Warrants	Per Share

Outstanding and exercisable, March 31, 2025	25,003	$20.00
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	-	-
Expired	-	-
Outstanding, June 30, 2025	25,003	$20.00

Exercisable, June 30, 2025	25,003	$20.00

Note 3 – Convertible Notes Payable

On September 9, 2023, the Company's Board authorized an offering up to $2.0 million in unsecured, non-interest bearing convertible promissory notes (the “Notes”) and accompanying warrants (the “Bridge Financing Warrants”) (collectively, the “Bridge Offering”) that will mature on December 31, 2025. The Notes provided that, on the closing date of the IPO, the outstanding principal would be automatically converted into common stock at the conversion price of $40.00. Each dollar in principal amount of Notes purchased were accompanied by a five-year Bridge Financing Warrant to purchase 0.0125 shares of Common stock with an exercise price of $20.00 per share. The Company records the Bridge Financing Warrants as a discount to the Notes.

The Bridge Financing Warrants can be exercised from the date of Notes issuance through the five-year anniversary of the issuance of the Notes. The shares issuable pursuant to the Notes and Bridge Financing Warrants had a 180-day lock-up after the Company’s IPO. Thereafter, the foregoing lock-up agreement ceased to apply to 25% of the purchased shares each month for a period of four months. The Note holders were not permitted to convert their Notes when the holders or any of their affiliates would beneficially own in excess of 4.99% of the Company’s common stock after such conversion.

As of March 31, 2024, the Company received proceeds of $2.0 million of Notes executed from the Bridge Offering. Upon the closing of the IPO, certain notes were to be automatically converted according to their terms into the Company’s common stock to the extent and provided that certain holders of these notes are not permitted to convert such notes to the extent that the holders or any of its affiliates would beneficially own in excess of 4.99% of the Company’s common stock after such conversion. Due to this 4.99% limitation, principal representing $1.3 million, or 33,250 shares, of these notes remained outstanding. As discussed in Note 1, the remaining notes converted into common stock in accordance with their original terms on the IPO. During the year ended March 31, 2025, the remaining Notes were converted into 33,250 shares.

The Company’s effective interest rate for the Notes was 15.3% due to the amortization of the discount stemming from the issuance of the Bridge Financing Warrants.

The following table presents a summary of activity for the Company’s zero-coupon convertible notes payable (in thousands):

	Principal Amount	Amortized Debt Discount	Net Carrying Amount

Outstanding, March 31, 2024	$1,330	$(328)	$1,002
Amortization of debt discount	—	175	175
Issuance of common stock for extinguishment of convertible debt	(1,330)	153	(1,177)
Outstanding, March 31, 2025	$—	$—	$—

Warrants

The Company issued the Notes with detachable warrants for the purchase of shares of the Company’s common stock. The Company utilized a Monte Carlo simulation model to determine the fair value of each Bridge Offering Warrant. During the year ended March 31, 2024, the Company issued warrants valued at $0.6 million. The key inputs to the Monte Carlo simulation used to determine the fair value of each warrant include, the Company’s stock price fair value which was determined through a back solve calculation such that the stock price results in the average total value of the Notes and the Bridge Offering Warrants being equal to the cash proceeds received, volatility based on a selection of publicly held peer companies of 101.88%, expected term of 5 years, risk free rate of 4.40%, discount rate of 20.00% and a discount for lack of marketability of 15.77%.

During the year ended March 31, 2025, the Company recorded less than $0.2 million in interest expense related to the amortization of the debt discount.

The following table presents a summary of activity for the warrants issued in connection with the Company’s Notes:

	Warrants	Weighted- Average Exercise Price Per Share	Remaining Life (In Years)	Aggregate Intrinsic Value*

Outstanding and exercisable, March 31, 2024	25,003	$20.00	4.48	$1,010,000
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding, March 31, 2025	25,003	$20.00	3.48	$—

Exercisable, March 31, 2025	25,003	$20.00	3.48	$—

*Aggregate Intrinsic Value = Excess of market value over the exercise price of all in-the-money warrants.